Portfolio of Investments (unaudited)
As of September 30, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS—102.2%
AUSTRALIA—1.0%
Materials—1.0%
BHP Group Ltd.	103,781	$ 2,958,438
AUSTRIA—1.1%
Materials—1.1%
Mondi PLC	184,633	3,084,591
BRAZIL—6.7%
Consumer Discretionary—1.4%
MercadoLibre, Inc.(a)	3,091	3,919,017
Consumer Staples—1.7%
Raia Drogasil SA	912,224	5,012,509
Energy—0.8%
PRIO SA(a)	252,225	2,360,399
Financials—1.5%
B3 SA - Brasil Bolsa Balcao	1,719,064	4,203,141
Industrials—0.7%
WEG SA	262,089	1,891,151
Information Technology—0.6%
TOTVS SA	319,021	1,713,614
Total Brazil		19,099,831
CHILE—0.6%
Industrials—0.6%
Sociedad Quimica y Minera de Chile SA, ADR	29,360	1,751,911
CHINA—26.5%
Communication Services—7.1%
Autohome, Inc., ADR	95,327	2,893,175
Tencent Holdings Ltd.	448,700	17,393,376
		20,286,551
Consumer Discretionary—10.7%
Alibaba Group Holding Ltd.(a)	1,185,500	12,853,407
China Tourism Group Duty Free Corp. Ltd., A Shares (Stock Connect)(b)	121,300	1,775,863
China Tourism Group Duty Free Corp. Ltd., H Shares(c)	147,400	1,947,173
Li Auto, Inc., Class A(a)	181,000	3,230,060
Meituan, Class B(a)(c)	296,750	4,295,809
Midea Group Co. Ltd., A Shares (Stock Connect)(b)	447,686	3,415,149
Tongcheng Travel Holdings Ltd.(a)	889,600	1,945,810
Zhongsheng Group Holdings Ltd.	332,000	929,560
		30,392,831
Consumer Staples—2.1%
Kweichow Moutai Co. Ltd., A Shares (Stock Connect)(b)	24,097	5,976,358
Financials—0.8%
China International Capital Corp. Ltd., H Shares(c)	1,304,800	2,381,632
Health Care—2.4%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares (Stock Connect)(b)	106,155	3,944,522
Wuxi Biologics Cayman, Inc.(a)(c)	496,500	2,885,587
		6,830,109
Industrials—1.9%
Centre Testing International Group Co. Ltd., A Shares(b)	545,000	1,396,384
NARI Technology Co. Ltd., A Shares (Stock Connect)(b)	1,259,011	3,830,683
		5,227,067
Real Estate—1.5%
China Resources Land Ltd.	1,051,500	4,175,652
Total China		75,270,200
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
FRANCE—2.2%
Energy—2.2%
TotalEnergies SE	93,439	$ 6,143,551
HONG KONG—3.3%
Consumer Staples—0.4%
Budweiser Brewing Co. APAC Ltd.(c)	534,000	1,049,423
Financials—2.9%
AIA Group Ltd.	604,800	4,891,104
Hong Kong Exchanges & Clearing Ltd.	94,832	3,519,477
		8,410,581
Total Hong Kong		9,460,004
INDIA—16.7%
Communication Services—0.7%
Info Edge India Ltd.	36,435	1,826,062
Consumer Discretionary—1.4%
Maruti Suzuki India Ltd.	31,857	4,052,597
Consumer Staples—1.8%
Hindustan Unilever Ltd.	176,064	5,228,736
Financials—7.0%
HDFC Bank Ltd.	499,623	9,160,333
Kotak Mahindra Bank Ltd.	185,206	3,861,139
SBI Life Insurance Co. Ltd.(c)	441,925	6,956,514
		19,977,986
Information Technology—1.6%
Infosys Ltd.	263,942	4,517,598
Materials—1.5%
UltraTech Cement Ltd.	41,504	4,128,361
Real Estate—0.5%
Godrej Properties Ltd.(a)	79,679	1,487,731
Utilities—2.2%
Power Grid Corp. of India Ltd.	2,602,985	6,262,015
Total India		47,481,086
INDONESIA—4.2%
Communication Services—1.0%
Telkom Indonesia Persero Tbk PT	11,336,800	2,748,117
Consumer Discretionary—0.2%
Sepatu Bata Tbk PT(a)(d)	36,207,500	510,724
Financials—3.0%
Bank Central Asia Tbk PT	2,857,400	1,627,960
Bank Negara Indonesia Persero Tbk PT	1,419,900	947,120
Bank Rakyat Indonesia Persero Tbk PT	18,025,186	6,087,696
		8,662,776
Total Indonesia		11,921,617
KAZAKHSTAN—1.8%
Financials—1.8%
Kaspi.KZ JSC, GDR(c)	35,766	3,462,149
Kaspi.KZ JSC, GDR	17,422	1,686,449
		5,148,598
MEXICO—6.9%
Consumer Staples—1.8%
Fomento Economico Mexicano SAB de CV, ADR	45,406	4,956,065
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
MEXICO (continued)
Financials—2.1%
Grupo Financiero Banorte SAB de CV, Class O	725,234	$ 6,078,607
Industrials—1.2%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	38,924	3,382,885
Materials—1.8%
Southern Copper Corp.	67,673	5,095,100
Total Mexico		19,512,657
NETHERLANDS—1.8%
Information Technology—1.8%
ASM International NV	7,166	2,992,468
ASML Holding NV	3,759	2,213,111
		5,205,579
PERU—0.6%
Financials—0.6%
Credicorp Ltd.	12,526	1,602,952
POLAND—1.8%
Consumer Staples—0.5%
Dino Polska SA(a)(c)	17,837	1,445,574
Industrials—1.3%
InPost SA(a)	314,504	3,645,888
Total Poland		5,091,462
RUSSIA—0.0%
Energy—0.0%
LUKOIL PJSC(d)(e)	106,851	–
Novatek PJSC(d)(e)	314,849	–
		–
Financials—0.0%
Sberbank of Russia PJSC(d)(e)	730,234	–
Total Russia		–
SAUDI ARABIA—2.6%
Energy—1.1%
Saudi Arabian Oil Co.(c)	331,760	3,090,705
Financials—1.5%
Al Rajhi Bank	232,042	4,203,797
Total Saudi Arabia		7,294,502
SOUTH AFRICA—1.9%
Financials—1.2%
Sanlam Ltd.	959,001	3,326,943
Materials—0.7%
Anglo American Platinum Ltd.	57,333	2,139,862
Total South Africa		5,466,805
SOUTH KOREA—1.8%
Industrials—1.8%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	17,831	1,465,465
Samsung Engineering Co. Ltd.(a)	168,695	3,774,903
		5,240,368
TAIWAN—15.5%
Information Technology—15.5%
Accton Technology Corp.	238,000	3,651,437
Chroma ATE, Inc.	531,000	4,553,726
Delta Electronics, Inc.	190,000	1,913,665
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

Shares		Value
COMMON STOCKS (continued)
TAIWAN (continued)
Hon Hai Precision Industry Co. Ltd.	1,123,000	$ 3,619,693
MediaTek, Inc.	193,000	4,412,532
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,591,000	25,943,216
		44,094,269
UNITED ARAB EMIRATES—1.5%
Consumer Discretionary—1.5%
Americana Restaurants International PLC	3,712,963	4,148,120
UNITED STATES—1.2%
Information Technology—1.2%
Globant SA(a)	17,345	3,431,708
VIETNAM—2.5%
Information Technology—2.5%
FPT Corp.	1,856,905	7,078,843
Total Common Stocks		290,487,092
PREFERRED STOCKS—10.1%
BRAZIL—1.5%
Financials—1.5%
Itausa SA(a)	2,310,154	4,159,244
SOUTH KOREA—8.6%
Information Technology—6.4%
Samsung Electronics Co. Ltd., Preferred Shares	455,700	18,358,540
Materials—2.2%
LG Chem Ltd.	26,786	6,162,694
Total South Korea		24,521,234
Total Preferred Stocks		28,680,478
PRIVATE EQUITY—0.1%
GLOBAL*—0.0%
Private Equity —0.0%
Emerging Markets Ventures I LP, H Shares(d)(f)(g)(h)(i)	11,723,413(j)	8,324
ISRAEL—0.0%
Private Equity —0.0%
BPA Israel Ventures LLC(d)(f)(g)(h)(i)(k)	3,349,175(j)	38,381
UNITED STATES—0.1%
Private Equity —0.1%
Neuron VC I LP(d)(f)(g)(i)(k)	1,522,368(j)	13,838
Telesoft Partners II LP(d)(f)(i)(k)	2,400,000(j)	162,480
		176,318
Total Private Equity		223,023
SHORT-TERM INVESTMENT—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.29%(l)	969,817	969,817
Total Short-Term Investment		969,817
Total Investments (Cost $352,831,594)—112.7%		320,360,410
Liabilities in Excess of Other Assets—(12.7%)		(36,100,369)
Net Assets—100.0%		$284,260,041

See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)
As of September 30, 2023
abrdn Emerging Markets Equity Income Fund, Inc.

(a)	Non-income producing security.
(b)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Fair Value is determined pursuant to procedures approved by the Fund’s Board of Trustees. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note 1(a) of the accompanying Notes to Portfolio of Investments for inputs used.
(g)	Considered in liquidation by the Fund's Adviser.
(h)	As of September 30, 2023, the aggregate amount of open commitments for the Fund is $2,806,782.
(i)	Restricted security, not readily marketable. Notes to Financial Statements.
(j)	Represents contributed capital.
(k)	Fund of Fund investment.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of September 30, 2023.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
September 30, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors (the "Board") designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
The Fund may also invest in private equity private placement securities, which represented 0.0% of the net assets of the Fund as of September 30, 2023. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.
6